Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Current portion	$ 70	$ 48
Non-current portion	659	779
Balance	$ 729	$ 827	$ 673